SUBSEQUENT EVENTS (Details) - RumbleOn Finance Line of Credit - USD ($) $ in Thousands	Mar. 16, 2023	Jan. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Line of credit, outstanding balance			$ 25,000
Subsequent Event
Subsequent Event [Line Items]
Line of credit, outstanding balance in excess of cash		$ 13,600
Line of credit, expected repayment period	60 days